Income Taxes	12 Months Ended
Mar. 31, 2015
Income Taxes [Abstract]
Income Taxes

11. Income Taxes

The components of loss before income taxes are as follows:

	Year ended March 31,
	2013	2014	2015
Hong Kong	$(2)	$(2)	$(2)
Macao	1,251	536	292
PRC	(2,463)	(6,989)	(2,543)
Loss before income taxes from continuing operations	(1,214)	(6,455)	(2,253)
Loss before income taxes from discontinued operations - PRC	(449)	(411)	(348)
Loss before income taxes	$(1,663)	$(6,866)	$(2,601)

Under the current BVI law, the Company's income is not subject to taxation. Subsidiaries operating in Hong Kong and the PRC are subject to income taxes as described below, and the subsidiaries operating in Macao are exempted from income taxes. Under the current Samoa Law, subsidiary incorporated in Samoa is not subject to profit tax as it has no business operations in Samoa.

The provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the current rate of taxation of 16.5% (2013: 16.5%, 2014: 16.5%) to the estimated taxable income arising in or derived from Hong Kong, if applicable.

From January 1, 2008, with the effect of the new PRC Income Tax Law, the standard income tax rate for all subsidiaries operating in the PRC has been reduced from the rate of 33% to 25%.

In September 2007, Jetcrown Industrial (Dongguan) Limited (“JIDL”) (a subsidiary of the Company) had revised its first and second tax exemption year from the calendar years ended December 31, 2004 and 2005 respectively, to the calendar years ended December 31, 2002 and 2003 respectively. The revision was upon a tax reassessment by the PRC tax authorities during the year ended March 31, 2007 regarding the commencement year of exemption and inter-company sales pricing issues. The tax rate applicable for JIDL for calendar years 2002 to 2006 was 24%. JIDL was entitled to a full tax exemption for each of the calendar years ended December 31, 2002 and 2003 and a 50% exemption for each of the calendar years ended December 31, 2004, 2005 and 2006. An aggregate amount of $450 additional income tax provision, which comprised approximately $154, $92, $166 and $38 for taxable calendar years 2004, 2005 and 2006 and the quarter ended March 31, 2007 respectively had been charged to the consolidation income statement for the year ended March 31, 2007. The assessment and payment for income taxes for calendar years 2004 and 2005 were settled and concluded in September 2007 at the amount as provided. The assessment and payment for calendar year 2006 were settled at $101 in January 2008. However, there can be no assurance that the PRC tax authorities will not, in the future, further challenge (i) the reported revenue of JIDL for periods starting from the calendar year ended 31 December 2006; and (ii) revenues reported by JIDL for value-added tax filing purpose. There can also be no assurance that similar reassessments will not be extended to other PRC subsidiaries of the Company. The above reassessments, if conducted in the future, may cause an adverse impact to the net operating results of the Company.

Under applicable PRC tax laws and regulations, arrangements and transactions among related parties may be subject to audit or scrutiny by the PRC tax authorities within ten years after the taxable year when the arrangements or transactions are conducted. The Company is subject to the applicable transfer pricing rules in the PRC in connection to the transactions between its subsidiaries located inside and outside PRC.

In accordance with Guo Shui Fa [2009] No.2, the PRC tax authorities have the right to deem the Company for a tax amount based on the transfer pricing contemporaneous documentations (the "Contemporaneous Documentations") or a basis that they considered reasonable. The amount of income taxes payable at March 31, 2015 includes the deemed profit tax estimated by the management based on the Contemporaneous Documentations.

The Company has adopted the provisions of ASC 740 on April 1, 2007. The evaluation of a tax position in accordance with ASC 740 begins with a determination as to whether it is more-likely-than-not that a tax position will be sustained upon examination based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is then measured at the largest amount of benefit that if greater than 50 percent likely of being realized upon ultimate settlement for recognition in the financial statements. There is no material impact on the adoption of ASC 740. The Company classifies interest and/or penalties related to unrecognized tax benefits as a component of income tax provisions; however, as of March 31, 2015, there is no interest and penalties related to uncertain tax positions.

The provision for income taxes consists of the following:

	Year ended March 31,
	2013	2014	2015
Current tax
- PRC	$150	$347	$92
Deferred tax	178	277	115
	$328	$624	$207

Reconciliation between the provision for income taxes computed by applying the statutory tax rate in the PRC to loss before income taxes and the actual provision for income taxes is as follows:

	Year ended March 31,
	2013	2014	2015
Provision for income taxes at statutory tax rate in the PRC	$(416)	$(1,717)	$(650)
Effect of income for which no income tax is chargeable	(21)	(296)	(441)
Effect of expense for which no income tax is deductible	936	2,312	1,209
Net change in valuation allowances	(171)	175	89
Under provision of income tax in previous years	-	150	-
Effective tax	$328	$624	$207

The net deferred income tax consists of the following:

	March 31,
	2014	2015
Deferred income tax assets	$-	$-
Deferred income tax liabilities	(691)	(804)
Net deferred income tax liabilities	$(691)	$(804)

The components of net deferred income tax are as follows:

	March 31,
	2014	2015
Deferred income tax assets (liabilities) :
Net operating loss carry forwards	$123	$127
Provision of employee benefits	337	320
Depreciation and amortization	834	955
Revenue and cost of sales recognized for financial reporting purpose before being recognized for tax purpose	(1,184)	(1,225)
Others	(41)	(135)
Less: Valuation allowances	(760)	(846)
Net deferred income tax liabilities	$(691)	$(804)

A significant portion of the deferred income tax assets recognized relates to net operating loss and credit carry forwards. The Company operates through the PRC entities and the valuation allowance is considered on each individual basis.

The net operating loss attributable to those PRC entities can only be carried forward for a maximum period of five years. Tax losses of non-PRC entities can be carried forward indefinitely. As at March 31, 2015, the unused tax losses, amounted to $217, $179, $69, $23 and $19, will be expired in calendar years ending 2015, 2016, 2017, 2018 and 2019, respectively.

Under the PRC Income Tax Law and the implementation rules, profits of the PRC entities earned on or after January 1, 2008 and distributed by the PRC entities to the Company are subject to a withholding tax at a rate of 10%, unless the Company will be deemed as a resident enterprise for tax purposes. Since the Company intends to reinvest the earnings of the PRC entities in operations in the PRC, the PRC entities do not intend to declare dividends to their immediate non-PRC established holding companies in the foreseeable future. Accordingly, no deferred taxation on undistributed earnings of the PRC entities has been recognized as of March 31, 2015.